Headline earnings - Schedule of earnings (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 298	$ 362	$ 622
Net impairment on property, plant and equipment and right of use asset	0	2	2
Derecognition of assets	1	0	4
(Profit) loss on disposal of tangible assets	1	(1)	(17)
Taxation on net (profit) loss on disposal of tangible assets	0	0	1
Headline earnings (loss)	$ 300	$ 363	$ 612
Headline earnings (loss) per ordinary share (USD cents per share)	$ 0.71	$ 0.87	$ 1.46
Diluted headline earnings (loss) per ordinary share (USD cents per share)	$ 0.71	$ 0.87	$ 1.46
Threshold for disclosure of tax effect	$ 1